united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares		Value

	COMMON STOCK - 80.6%
	AEROSPACE/DEFENSE - 1.5%
8,000	Boeing Co.	$ 945,440

	AIRLINES - 2.4%
50,000	Virgin America, Inc. *	1,559,500

	APPAREL - 2.1%
24,000	Deckers Outdoor Corp. *	1,357,440

	AUTO MANUFACTURERS - 3.8%
79,000	Blue Bird Corp. *	713,370
135,000	Ford Motor Co.	1,688,850
		2,402,220
	AUTO PARTS & EQUIPMENT - 2.0%
43,000	Goodyear Tire & Rubber Co.	1,295,160

	BANKS - 5.5%
105,000	Bank of America Corp.	1,314,600
11,500	PNC Financial Services Group, Inc.	935,065
33,000	US Bancorp	1,271,160
		3,520,825
	CHEMICALS - 1.6%
60,000	Potash Corp. of Saskatchewan, Inc.	1,016,400

	COMMERCIAL SERVICES - 2.7%
40,000	PayPal Holdings, Inc. *	1,525,600
700,000	Professional Diversity Network, Inc. *	210,490
		1,736,090
	COMPUTERS - 1.0%
6,500	Apple, Inc.	628,485

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
90,000	Janus Capital Group, Inc.	1,163,700
125,000	WisdomTree Investments, Inc.	1,481,250
		2,644,950
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.3%
62,000	Graham Corp.	1,138,940
710,000	Orion Energy Systems, Inc. *	1,001,100
192,497	Pioneer Power Solutions, Inc. *	617,915
		2,757,955
	HOME BUILDERS - 1.0%
60,000	TRI Pointe Group, Inc. *	618,600

	HOUSEHOLD PRODUCTS/WARES - 3.2%
134,230	Acme United Corp.	2,051,035

	INTERNET - 1.0%
900	Alphabet, Inc. *	645,498

	LIMITED PARTNERSHIP - 5.0%
62,000	Blackstone Group LP - MLP	1,610,140
125,000	KKR & Co. LP - MLP	1,605,000
		3,215,140
	MACHINERY - DIVERSIFIED - 1.1%
70,000	Power Solutions International, Inc. *	700,000

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	MEDIA - 5.3%
34,000	Meredith Corp.	$ 1,478,660
52,000	TEGNA, Inc.	1,281,280
36,000	World Wrestling Entertainment, Inc. - Class A	601,920
		3,361,860
	MISCELLANEOUS MANUFACTURER - 4.4%
50,000	General Electric Co.	1,457,000
85,000	Trinity Industries, Inc.	1,346,400
		2,803,400
	OIL & GAS - 2.0%
20,000	Murphy USA, Inc. *	1,273,800

	PHARMACEUTICALS - 11.5%
12,000	Johnson & Johnson	1,262,520
19,000	Merck & Co., Inc.	953,990
26,000	Mylan NV *	1,171,820
52,000	Pfizer, Inc.	1,542,840
21,000	Teva Pharmaceutical Industries Ltd. - ADR	1,167,600
30,500	Zoetis, Inc. - Class A	1,252,330
		7,351,100
	REAL ESTATE - 0.6%
3,500	Jones Lang LaSalle, Inc.	357,245

	RETAIL - 3.6%
70000	Denny's Corp. *	723,100
165,000	Wendy's Co.	1,546,050
		2,269,150
	SOFTWARE - 2.2%
27,000	Paychex, Inc.	1,387,530

	TELECOMMUNICATIONS - 3.2%
46,000	Consolidated Communications Holdings, Inc.	1,075,940
31,000	Vodafone Group PLC - ADR	942,400
		2,018,340
	TRANSPORTATION - 4.5%
50,000	CSX Corp.	1,207,000
17,500	United Parcel Service, Inc. - Class B	1,689,625
		2,896,625
	WATER - 1.0%
29,000	Veolia Environnement SA - ADR	650,760

	TOTAL COMMON STOCK (Cost - $54,841,761)	51,464,548

	PREFERRED STOCK - 3.3%
	INVESTMENT COMPANIES - 1.3%
33,000	Saratoga Investment Corp., 7.50%	799,220

	PIPELINES - 1.5%
21,000	Kinder Morgan, Inc. 9.75%	953,925

	TRUCKING & LEASING - 0.5%
5,370	General Finance Corp., 9.00%	336,968

	TOTAL PREFERRED STOCK (Cost - $2,240,030)	2,090,113

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 10.8%
	BANKS - 2.5%
$ 855,000	Citigroup, Inc.	5.95 **	7/29/2049	$ 809,044
835,000	Morgan Stanley	5.55 **	12/29/2049	810,994
				1,620,038
	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	784,000

	ENTERTAINMENT - 1.4%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	872,462

	ENVIRONMENTAL CONTROL - 1.3%
820,000	Covanta Holding Corp.	7.250	12/1/2020	808,725

	FOOD - 1.3%
850,000	B&G Foods, Inc.	4.625	6/1/2021	862,750

	MACHINERY - CONSTRUCTION & MINING - 0.1%
111,000	Joy Global, Inc.	5.125	10/15/2021	88,697

	MEDIA - 1.4%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	873,375

	OIL & GAS SERVICES - 1.4%
1,200,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	891,000

	RETAIL - 0.2%
103,000	Wendy's International LLC	7.000	12/15/2025	105,060

	TOTAL BONDS & NOTES (Cost - $7,220,783)			6,906,107

	CONVERTIBLE BONDS - 1.2%
	TELECOMMUNICATIONS - 1.2%
809,000	Alaska Communications Systems Group, Inc. (Cost - $804,899)	6.250	5/1/2018	790,797

Shares	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
2,782,036	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% ***			2,782,036
	(Cost - $2,782,036)

	TOTAL INVESTMENTS - 100.3% (Cost - $67,889,509) (a)			$ 64,033,601
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %			(162,129)
	NET ASSETS - 100.0%			$ 63,871,472

* Non-income producing security.
** Variable rate security; interest rate shown reflects rate currently in effect.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $873,375 and 1.4% of net assets.
***Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,981,514 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 6,376,402
		Unrealized depreciation:		(10,324,315)
		Net unrealized depreciation:		$ (3,947,913)
ADR - American Depositary Receipt
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares		Value

	COMMON STOCK - 93.0%
	ADVERTISING - 0.8%
134,000	Harte-Hanks, Inc.	$ 414,060

	APPAREL - 3.2%
138,699	Rocky Brands, Inc.	1,596,425

	AUTO PARTS & EQUIPMENT - 2.8%
73,500	Douglas Dynamics, Inc.	1,437,660

	BUILDING MATERIALS - 1.2%
57,000	LSI Industries, Inc.	615,600

	CHEMICALS - 3.3%
59,940	Detrex Corp. <	1,648,350

	COMMERCIAL SERVICES - 6.3%
123,000	Electro Rent Corp.	1,166,040
41,000	Healthcare Services Group, Inc.	1,454,680
19,675	Landauer, Inc.	571,952
		3,192,672
	COMPUTERS - 1.1%
42,437	Astro-Med, Inc.	569,080

	DISTRIBUTION/WHOLESALE - 2.6%
206,900	EnviroStar, Inc.	661,046
115,000	Houston Wire & Cable Co.	619,850
		1,280,896
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
10,000	Cowen Group, Inc.	241,250
32,500	Westwood Holdings Group, Inc.	1,611,675
		1,852,925
	ELECTRIC - 3.0%
23,000	Empire District Electric Co.	752,560
16,000	MGE Energy, Inc.	776,640
		1,529,200
	ENTERTAINMENT - 2.4%
51,000	National CineMedia, Inc.	762,450
26,000	Speedway Motorsports, Inc.	473,720
		1,236,170
	ENVIRONMENTAL CONTROL - 2.4%
114,500	Ecology and Environment, Inc.	1,201,105

	FOOD - 1.9%
67,850	Rocky Mountain Chocolate Factory, Inc.	699,534
10,000	Village Super Market - Class A	265,100
		964,634
	FOREST PRODUCTS & PAPER - 3.2%
59,103	Orchids Paper Products Co.	1,626,515

	GAS - 3.3%
112,000	Gas Natural, Inc.	880,320
36,950	RGC Resources, Inc.	793,686
		1,674,006

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	HEALTHCARE - SERVICES - 2.8%
113,500	Psychemedics Corp.	$ 1,438,045

	HOME FURNISHINGS - 1.6%
19,376	Flexsteel Industries, Inc.	791,122

	HOUSEHOLD PRODUCTS/WARES - 2.3%
76,400	Acme United Corp.	1,167,392

	INSURANCE - 2.1%
11,200	Kansas City Life Insurance Co.	432,320
219,333	Marketing Alliance, Inc. <	608,650
		1,040,970
	LEISURE TIME - 3.3%
28,099	Bowl America, Inc.	399,006
102,663	Escalade, Inc.	1,293,554
		1,692,560
	MEDIA - 5.3%
300,000	A.H. Belo Corp.	1,794,000
53,000	World Wrestling Entertainment, Inc. - Class A	886,160
		2,680,160
	MISCELLANEOUS MANUFACTURER - 1.1%
48,000	Myers Industries, Inc.	577,440

	OFFICE FURNISHINGS - 1.9%
60,720	Kewaunee Scientific Corp.	984,878

	OIL & GAS - 0.7%
77,000	Evolution Petroleum Corp.	332,640

	REITS - 7.6%
46,000	CatchMark Timber Trust, Inc. - Class A	489,900
16,900	Education Realty Trust, Inc.	670,085
69,000	Farmland Partners, Inc.	756,240
176,000	Monmouth Real Estate Investment Corp.	1,950,080
		3,866,305
	RETAIL - 4.7%
60,400	Destination Maternity Corp.	488,032
92,600	PetMed Express, Inc.	1,527,900
47,000	Stage Stores, Inc.	394,800
		2,410,732
	SOFTWARE - 5.0%
150,700	American Software, Inc.	1,416,580
115,625	Simulations Plus, Inc.	1,106,531
		2,523,111
	TELECOMMUNICATIONS - 4.8%
63,000	Consolidated Communications Holdings, Inc.	1,473,570
243,952	RF Industries Ltd.	951,413
		2,424,983
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	TEXTILES - 1.6%
94,000	Crown Crafts, Inc.	$ 793,360

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp.	203,500

	WATER - 6.7%
25,100	Artesian Resources Corp.	709,075
15,275	Connecticut Water Service, Inc.	636,815
39,400	Middlesex Water Co.	1,103,988
34,975	York Water Co.	971,605
		3,421,483

	TOTAL COMMON STOCK (Cost - $44,955,857)	47,187,979

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
3,968,515	Dreyfus Treasury & Agency Cash Management Fund, 0.17% * (Cost - $3,968,515)	3,968,515

	TOTAL INVESTMENTS - 100.8% (Cost - $48,924,372) (a)	$ 51,156,494
	OTHER ASSETS LESS LIABILITIES - NET - (0.8) %	(396,820)
	NET ASSETS - 100.0%	$ 50,759,674

* Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2016.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At February 29, 2016, the securities amounted to 4.4% of net assets.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,370,278 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 7,779,079
	Unrealized depreciation:	(3,992,863)
	Net unrealized appreciation:	$ 3,786,216

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares		Value

	COMMON STOCK - 95.9%
	APPAREL - 7.4%
87,000	Cherokee, Inc. *	$ 1,480,740
57,500	Perry Ellis International, Inc. *	1,062,025
117,500	Rocky Brands, Inc.	1,352,425
89,500	Tandy Leather Factory, Inc. *	621,130
		4,516,320
	AUTO MANUFACTURERS - 1.7%
118,000	Blue Bird Corp. *	1,065,540

	AUTO PARTS & EQUIPMENT - 1.8%
300,000	Spartan Motors, Inc.	1,077,000

	BEVERAGES - 2.9%
215,884	Reed's, Inc. *	1,090,214
481,100	Truett-Hurst, Inc. - Class A * #	673,540
		1,763,754
	BUILDING MATERIALS - 5.0%
284,000	LSI Industries, Inc.	3,067,200

	CHEMICALS - 4.6%
53,949	Detrex Corp. <	1,483,598
135,000	Landec Corp. *	1,362,150
		2,845,748
	COMMERCIAL SERVICES - 10.7%
317,000	ARC Document Solutions, Inc. *	1,109,500
125,000	Electro Rent Corp.	1,185,000
160,000	Great Lakes Dredge & Dock Corp. *	544,000
28,476	Medifast, Inc.	864,247
79,000	Perceptron, Inc. *	421,070
553,652	Professional Diversity Network, Inc. *	166,483
91,000	SP Plus Corp. *	2,272,270
		6,562,570
	DISTRIBUTION/WHOLESALE - 2.6%
283,900	EnviroStar, Inc.	907,061
125,000	Houston Wire & Cable Co.	673,750
		1,580,811
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
268,000	Cowen Group, Inc. *	908,520

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.8%
77,000	Graham Corp.	1,414,490
599,000	Orion Energy Systems, Inc. *	844,590
210,105	Pioneer Power Solutions, Inc. *	674,437
		2,933,517
	ELECTRONICS - 2.8%
37,500	Allied Motion Technologies, Inc.	692,250
73,500	Sparton Corp. *	1,056,195
		1,748,445
	ENVIRONMENTAL CONTROL - 4.0%
116,000	Ecology and Environment, Inc.	1,216,840
96,600	Heritage-Crystal Clean, Inc. *	741,888
94,353	Sharps Compliance Corp. *	504,789
		2,463,517

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	HAND/MACHINE TOOLS - 2.2%
31,000	LS Starrett Co.	$ 292,330
69,195	QEP Co., Inc. * <	1,078,058
		1,370,388
	HEALTHCARE - PRODUCTS - 1.4%
440,000	Female Health Co. *	849,200

	HEALTHCARE - SERVICES - 1.3%
62,000	Psychemedics Corp.	785,540

	HOME FURNISHINGS - 1.4%
238,000	Skullcandy, Inc. *	842,520

	HOUSEHOLD PRODUCTS/WARES - 6.9%
141,575	Acme United Corp.	2,163,266
147,000	Central Garden & Pet Co. *	2,047,710
		4,210,976
	INTERNET - 1.5%
323,000	US Auto Parts Network, Inc. *	888,250

	LEISURE TIME - 5.8%
48,254	Bowl America, Inc.	685,207
100,600	Escalade, Inc.	1,267,560
74,150	Johnson Outdoors, Inc. - Class A	1,626,109
		3,578,876
	MACHINERY - DIVERSIFIED - 2.1%
24,800	Alamo Group, Inc.	1,286,872

	MEDIA - 3.7%
381,329	A. H. Belo Corp.	2,280,347

	METAL FABRICATE/HARDWARE - 2.7%
104,472	Eastern Co.	1,654,836

	MINING - 1.9%
22,000	United States Lime & Minerals, Inc.	1,169,960

	OIL & GAS SERVICES - 0.9%
536,811	Enservco Corp. *	257,723
96,000	Mitcham Industries, Inc. *	315,840
		573,563
	RETAIL - 5.6%
129,000	Boot Barn Holdings, Inc. *	1,310,640
54,000	Build-A-Bear Workshop, Inc. *	771,120
58,000	Jamba, Inc. *	769,660
70,400	TravelCenters of America LLC *	607,552
		3,458,972
	SOFTWARE - 2.5%
80,690	American Software, Inc.	758,486
110,000	InnerWorkings, Inc. *	756,800
		1,515,286
	TELECOMMUNICATIONS - 2.0%
50,815	Hawaiian Telcom Holdco, Inc. *	1,221,084

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares			Value

	TOYS/GAMES/HOBBIES - 3.3%
253,230	Ohio Art Co. * # <		$ 2,032,171

	TRUCKING & LEASING - 0.9%
144,000	General Finance Corp. *		580,320

	TOTAL COMMON STOCK (Cost - $64,385,614)		58,832,103

	SHORT-TERM INVESTMENTS - 4.7%
	MONEY MARKET FUND - 4.7%
2,844,295	Dreyfus Treasury & Agency Cash Management Fund, 0.17% ** (Cost - $2,844,295)		2,844,295

	TOTAL INVESTMENTS - 100.6% (Cost - $67,229,909) (a)		$ 61,676,398
	OTHER ASSETS LESS LIABILITIES - NET - (0.6) %		(347,529)
	NET ASSETS - 100.0%		$ 61,328,869

* Non-income producing security.
# Affiliated issuer.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At February 29, 2016, the securities amounted to 7.5% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,803,600 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 5,323,356
		Unrealized depreciation:	(12,450,558)
		Net unrealized depreciation:	$ (7,127,202)

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares				Value

	PREFERRED STOCK - 7.0%
	BANKS - 1.6%
6,000	PrivateBancorp, Inc., 7.125%			$ 167,640

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
6,000	Cowen Group, Inc., 8.250%			144,750

	INVESTMENT COMPANIES - 3.0%
6,053	Hercules Technology Growth Capital, Inc., 7.000%			153,020
7,000	Saratoga Investment Corp., 7.500%			169,531
				322,551
	TRUCKING & LEASING - 1.1%
5,800	General Finance Corp., 8.125%			118,030

	TOTAL PREFERRED STOCK (Cost - $800,391)			752,971

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 84.9%
	APPAREL - 3.0%
$ 322,000	Perry Ellis International, Inc.	7.875	4/1/2019	322,805

	AUTO PARTS & EQUIPMENT - 4.0%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	438,813

	COMMERCIAL SERVICES - 13.6%
250,000	ADT Corp.	6.250	10/15/2021	245,000
200,000	ADT Corp.	3.500	7/15/2022	168,500
300,000	Deluxe Corp.	6.000	11/15/2020	312,375
425,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	398,438
25,000	RR Donnelley & Sons Co.	6.125	1/15/2017	25,563
150,000	RR Donnelley & Sons Co.	7.875	3/15/2021	140,437
235,000	RR Donnelley & Sons Co.	6.500	11/15/2023	179,481
				1,469,794
	COSMETICS & TOILETRIES - 0.9%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	101,500

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
350,000	Jefferies Group LLC	8.500	7/15/2019	396,068

	ENTERTAINMENT - 4.3%
250,000	Churchill Downs, Inc.	5.375	12/15/2021	258,125
150,000	Churchill Downs, Inc. ^	5.375	12/15/2021	154,875
55,000	National Cinemedia LLC	6.000	4/15/2022	57,475
				470,475
	ENVIRONMENTAL CONTROL - 3.5%
35,000	Covanta Holding Corp.	7.250	12/1/2020	34,519
400,000	Covanta Holding Corp.	5.875	3/1/2024	346,000
				380,519
	FOOD - 15.2%
415,000	B&G Foods, Inc.	4.625	6/1/2021	421,225
428,000	Dean Holding Co.	6.900	10/15/2017	451,540
425,000	Ingles Markets, Inc.	5.750	6/15/2023	429,250
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	337,935
				1,639,950
	HEALTHCARE - PRODUCTS - 3.0%
400,000	Hanger, Inc. *	9.125	11/15/2018	322,000

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Par Value		Coupon Rate (%)	Maturity	Value

	HEALTHCARE - SERVICES - 3.7%
$ 375,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	$ 396,094

	HOUSEHOLD PRODUCTS/WARES - 8.7%
450,000	ACCO Brands Corp.	6.750	4/30/2020	478,125
450,000	Central Garden & Pet Co.	8.250	11/15/2023	461,250
				939,375
	LEISURE TIME - 1.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	204,000

	MACHINERY - CONSTRUCTION & MINING - 2.6%
350,000	Joy Global, Inc.	5.125	10/15/2021	279,676

	MEDIA - 3.1%
18,000	TEGNA, Inc.	7.125	9/1/2018	18,382
50,000	TEGNA, Inc.	5.125	7/15/2020	52,375
250,000	TEGNA, Inc.	6.375	10/15/2023	268,750
				339,507
	MINING - 2.3%
250,000	Aloca, Inc.	5.400	4/15/2021	245,938

	OIL & GAS SERVICES - 2.3%
100,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	74,250
240,000	Freeport-McMoran Oil & Gas LLC	6.750	2/1/2022	176,400
				250,650
	PIPELINES - 2.1%
250,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	226,309

	RETAIL - 7.0%
200,000	Gap, Inc.	5.950	4/12/2021	208,384
250,000	Ruby Tuesday, Inc.	7.625	5/15/2020	244,375
300,000	Wendy's International LLC	7.000	12/15/2025	306,000
				758,759

	TOTAL CORPORATE BONDS (Cost - $9,658,785)			9,182,232

	CONVERTIBLE BONDS - 4.1%
	TELECOMMUNICATIONS - 4.1%
450,000	Alaska Communications Systems Group, Inc. (Cost - $ 449,506)	6.250	5/1/2018	439,875

Shares
	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
249,355	Dreyfus Cash Management Fund, 0.32% ** (Cost - $249,355)			249,355

	TOTAL INVESTMENTS - 98.3% (Cost - $11,158,037) (a)			$ 10,624,433
	OTHER ASSETS LESS LIABILITIES - NET - 1.7%			187,516
	NET ASSETS - 100.0%			$ 10,811,949

* Variable or step coupon security; interest rate shown reflects rate currently in effect.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $154,875 and 1.4% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,158,634 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 61,475
		Unrealized depreciation:		(595,676)
		Net Unrealized depreciation:		$ (534,201)

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 29, 2016 in valuing the Funds' investments measured at fair value:
North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,464,548	$ -	$ -	$ 51,464,548
Preferred Stock	2,090,113	-	-	2,090,113
Corporate Bonds	-	6,906,107	-	6,906,107
Convertible Bonds	-	790,797	-	790,797
Short-Term Investments	2,782,036	-	-	2,782,036
Total	$ 56,336,697	$ 7,696,904	$ -	$ 64,033,601
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 47,187,979	$ -	$ -	$ 47,187,979
Short-Term Investments	3,968,515	-	-	3,968,515
Total	$ 51,156,494	$ -	$ -	$ 51,156,494

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,832,103	$ -	$ -	$ 58,832,103
Short-Term Investments	2,844,295	-	-	2,844,295
Total	$ 61,676,398	$ -	$ -	$ 61,676,398
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 752,971	$ -	$ -	$ 752,971
Corporate Bonds	-	9,182,232	-	9,182,232
Convertible Bonds	-	439,875	-	439,875
Short-Term Investments	249,355	-	-	249,355
Total	$ 1,002,326	$ 9,622,107	$ -	$ 10,624,433

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/26/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/26/16